Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
U.S. Tech Independence Focused ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.0%
(a)
Axon Enterprise, Inc. .................. 321 $ 128,965
Boeing Co. (The) ..................... 66,362 15,198,889
15,327,854
Automobiles — 0.0%
Rivian Automotive, Inc. , Class A
(a)
.......... 4,677 76,703
Biotechnology — 0.0%
GRAIL, Inc.
(a) (b)
...................... 441 24,026
Broadline Retail — 4.8%
Amazon.com, Inc.
(a)
................... 140,238 37,171,484
Capital Markets — 3.4%
Coinbase Global, Inc. , Class A
(a)
........... 3,744 703,011
Intercontinental Exchange, Inc. ........... 76,497 12,093,411
Moody's Corp. ....................... 25,467 11,761,934
Robinhood Markets, Inc. , Class A
(a)
......... 21,613 1,575,371
26,133,727
Communications Equipment — 5.2%
Arista Networks, Inc.
(a)
................. 99,884 17,250,966
Ciena Corp.
(a)
....................... 5,092 2,686,437
Cisco Systems, Inc. ................... 169,601 15,518,492
Motorola Solutions, Inc. ................ 11,179 4,907,916
40,363,811
Electrical Equipment — 0.4%
Vertiv Holdings Co. , Class A ............. 10,478 3,441,918
Electronic Equipment, Instruments & Components — 1.6%
CDW Corp. ......................... 25,460 3,485,728
Flex Ltd.
(a)
.......................... 5,265 482,011
Keysight Technologies, Inc.
(a)
............. 24,955 8,732,004
12,699,743
Entertainment — 0.1%
ROBLOX Corp. , Class A
(a)
............... 16,286 899,964
Financial Services — 0.6%
Block, Inc. , Class A
(a)
.................. 32,756 2,309,626
Fidelity National Information Services, Inc. .... 53,159 2,473,488
Visa, Inc. , Class A .................... 24 7,916
4,791,030
Ground Transportation — 0.8%
Uber Technologies, Inc.
(a)
............... 78,472 5,854,796
Hotels, Restaurants & Leisure — 0.1%
DoorDash, Inc. , Class A
(a) (b)
.............. 4,895 825,542
Interactive Media & Services — 8.5%
Alphabet, Inc. , Class A ................. 66,694 25,663,851
Alphabet, Inc. , Class C, NVS ............. 54,892 20,965,451
Meta Platforms, Inc. , Class A ............. 29,412 17,997,497
Reddit, Inc. , Class A
(a)
.................. 4,073 599,668
Snap, Inc. , Class A, NVS
(a)
.............. 51,795 314,395
65,540,862
IT Services — 5.5%
Accenture plc , Class A ................. 33,177 5,929,062
Cloudflare, Inc. , Class A
(a)
............... 14,896 3,053,233
Cognizant Technology Solutions Corp. , Class A . 13,529 715,684
DigitalOcean Holdings, Inc.
(a)
............. 51 4,918
Gartner, Inc.
(a)
....................... 7,699 1,143,225
International Business Machines Corp. ...... 80,879 18,681,431
MongoDB, Inc. , Class A
(a)
............... 945 237,034
Snowflake, Inc. , Class A
(a)
............... 776 105,901
Security
Shares
Shares Value
IT Services (continued)
VeriSign, Inc. ....................... 47,956 $ 12,883,859
42,754,347
Life Sciences Tools & Services — 0.1%
(a)
Illumina, Inc. ........................ 32 4,056
IQVIA Holdings, Inc. ................... 5,063 801,827
805,883
Media — 0.1%
Omnicom Group, Inc. .................. 6,693 513,487
Trade Desk, Inc. (The) , Class A
(a)
.......... 21,124 498,315
1,011,802
Professional Services — 1.3%
Booz Allen Hamilton Holding Corp. , Class A ... 9,678 752,658
Paychex, Inc. ....................... 33,517 3,104,680
SS&C Technologies Holdings, Inc. ......... 83,559 5,790,639
9,647,977
Real Estate Management & Development — 0.3%
CoStar Group, Inc.
(a)
................... 65,223 2,257,368
Semiconductors & Semiconductor Equipment — 31.1%
Advanced Micro Devices, Inc.
(a)
........... 46,299 16,412,532
Astera Labs, Inc.
(a)
.................... 16,644 3,241,253
Broadcom, Inc. ...................... 249,746 104,251,473
Credo Technology Group Holding Ltd.
(a)
...... 9,500 1,653,095
Intel Corp.
(a)
........................ 45,319 4,281,739
Lam Research Corp. .................. 69,544 17,932,616
Microchip Technology, Inc. ............... 16,513 1,534,223
Micron Technology, Inc. ................. 22,876 11,830,552
Monolithic Power Systems, Inc. ........... 8,306 13,409,289
NVIDIA Corp. ....................... 303,121 60,493,858
QUALCOMM, Inc. .................... 17,563 3,153,964
Texas Instruments, Inc. ................. 8,450 2,375,126
240,569,720
Software — 28.8%
Adobe, Inc.
(a)
........................ 24,832 6,111,155
AppLovin Corp. , Class A
(a)
............... 2,238 998,931
Atlassian Corp. , Class A
(a)
............... 16,822 1,153,821
Crowdstrike Holdings, Inc. , Class A
(a)
........ 13,425 5,984,194
DocuSign, Inc. , Class A
(a)
............... 104,609 4,810,968
Dynatrace, Inc.
(a)
..................... 119,710 4,334,699
Fortinet, Inc.
(a)
....................... 93,661 7,896,559
HubSpot, Inc.
(a)
...................... 7,871 1,745,473
Intuit, Inc. .......................... 5,988 2,326,338
Microsoft Corp. ...................... 92,053 37,537,372
Nutanix, Inc. , Class A
(a)
................. 16,188 661,927
Oracle Corp. ........................ 212,268 34,257,933
Palantir Technologies, Inc. , Class A
(a)
....... 530,896 73,852,943
Rubrik, Inc. , Class A
(a)
.................. 19,290 1,025,842
Salesforce, Inc. ...................... 120,906 21,343,536
ServiceNow, Inc.
(a)
.................... 75,799 6,693,810
Strategy, Inc. , Class A
(a)
................ 9,623 1,592,125
Synopsys, Inc.
(a)
..................... 21,071 10,168,865
Zscaler, Inc.
(a)
....................... 4,084 533,697
223,030,188
Specialized REITs — 0.5%
Digital Realty Trust, Inc. ................ 8,604 1,728,888
Equinix, Inc. ........................ 599 648,615
Iron Mountain, Inc. .................... 8,669 1,092,207
3,469,710
Specialty Retail — 0.1%
Carvana Co. , Class A
(a)
................. 2,528 1,000,582

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
U.S. Tech Independence Focused ETF
2
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc. ......................... 72,566 $ 19,690,784
Dell Technologies, Inc. , Class C ........... 6,082 1,270,834
Everpure, Inc. , Class A
(a)
................ 76,820 5,488,789
Hewlett Packard Enterprise Co. ........... 51,151 1,471,614
NetApp, Inc. ........................ 24,041 2,663,022
Super Micro Computer, Inc.
(a)
............. 7,220 197,828
Western Digital Corp. .................. 9,952 4,324,343
35,107,214
Total Long-Term Investments — 99 .8%
(Cost: $ 696,562,281 ) .............................. 772,806,251
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.3%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(e)
................... 850,644 $ 850,899
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61% .................... 1,236,096 1,236,096
Total Short-Term Securities — 0 .3%
(Cost: $ 2,086,985 ) ............................... 2,086,995
Total Investments — 100 .1%
(Cost: $ 698,649,266 ) .............................. 774,893,246
Liabilities in Excess of Other Assets — (0.1) % ............. (806,690)
Net Assets — 100.0% ...............................
$ 774,086,556
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 6,703,448 $ — $ (5,851,304)
(a)
$ (1,232) $ (13) $ 850,899 850,644 $ 4,298
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 3,832,010 — (2,595,914)
(a)
— — 1,236,096 1,236,096 72,842 —
$ (1,232) $ (13) $ 2,086,995 $ 77,140 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 3 06/18/26 $ 1,087 $ 95,088

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
U.S. Tech Independence Focused ETF
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 772,806,251 $ — $ — $ 772,806,251
Short-Term Securities
Money Market Funds ...................................... 2,086,995 — — 2,086,995
$ 774,893,246 $ — $ — $ 774,893,246
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 95,088 $ — $ — $ 95,088
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust